Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 966	$ 966	$ 964
Accumulated Amortization	(916)	(914)	(904)
Net Carrying Amount	50	52	60
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	957	957	957
Accumulated Amortization	(910)	(908)	(899)
Net Carrying Amount	47	49	58
Patents and licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9	9	7
Accumulated Amortization	(6)	(6)	(5)
Net Carrying Amount	$ 3	$ 3	$ 2